Fair Value Measurements (Details Narrative)	Feb. 09, 2026 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of public warrants | $	$ 974,625
Fair value of public rights | $	4,398,750
Fair value of restricted shares | $	$ 981,412
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Fair Value Of Public Rights,Exercise Price | $ / shares	$ 0.11
Public Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Fair Value Of Public Rights,Exercise Price | $ / shares	0.26
Restricted Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Fair Value Of Public Rights,Exercise Price | $ / shares	$ 1.28